Compensation Expense - Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Exercised (in shares)	(281,666)	(281,666)	(644,717)	(644,717)
Ending balance (in shares)	2,017,327	2,017,327
Ending balance (in dollars per share) | (per share)	$ 10.45	$ 14.67
TSX
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance (in shares)	2,241,339	2,241,339	4,572,010	4,572,010
Granted (in shares)	25,890	25,890	199,380	199,380
Exercised (in shares)	(281,666)	(281,666)	(644,717)	(644,717)
Cancelled (in shares)			(1,750,334)	(1,750,334)
Forfeited (in shares)			(135,000)	(135,000)
Ending balance (in shares)	1,985,563	1,985,563	2,241,339	2,241,339
Beginning balance (in dollars per share) | $ / shares	$ 10.34		$ 9.24
Granted (in dollars per share) | $ / shares	18.85		11.50
Exercised (in dollars per share) | $ / shares	10.37		7.87
Cancelled (in dollars per share) | $ / shares			8.55
Forfeited (in dollars per share) | $ / shares			9.74
Ending balance (in dollars per share) | $ / shares	$ 10.45		$ 10.34
NYSE
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance (in shares)	0	0	0	0
Granted (in shares)	31,764	31,764	0	0
Exercised (in shares)	0	0	0	0
Cancelled (in shares)			0	0
Forfeited (in shares)			0	0
Ending balance (in shares)	31,764	31,764	0	0
Beginning balance (in dollars per share) | $ / shares		$ 0		$ 0
Granted (in dollars per share) | $ / shares		14.67		0
Exercised (in dollars per share) | $ / shares		0		0
Cancelled (in dollars per share) | $ / shares				0
Forfeited (in dollars per share) | $ / shares				0
Ending balance (in dollars per share) | $ / shares		$ 14.67		$ 0